UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011 Check here if Amendment [X]; Amendment Number: 001
This  Amendment (Check only one): [x] is a restatement
                                  [ ] adds new holdings to entries


Institutional Investment Manager Filing this Report:

Hendershot Investments, Inc.
11321 Trenton Court
Bristow, VA 20136

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct ad complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager:

Charles L Hendershot
Treasurer/Co-owner
703-361-6130

Signature, Place and Date of Signing:

Chuck Hendershot
Bristow, Virginia February 13, 2012

Report Type (Check only one):
[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

         NONE

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers:  0
Form 13F Information Table Entry Total:  56
Form 13F Information Table Value Total:  $102,961
                                        (thousands)

List of Other Included Managers:

         NONE

---------------------------------------------------------------------------------------------------------------------------------
         FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                  VALUE              PUT/            OTHER    VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
     NAME OF ISSUER        TITLE OF CLASS         CUSIP              Shares  SH/PRN  CALL DISCRETION MGRS   SOLE   SHARED   NONE
                                                             (x$1,000)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
3M CO                            COM           88579Y-10-1            31,766   SH           SOLE           29,586
                                                               2,596                                                       2,180
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT  LABS                     COM           002824-10-0            68,398   SH           SOLE           63,983
                                                               3,846                                                       4,415
---------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                 COM           02209S-10-3           109,925   SH           SOLE          108,825
                                                               3,259                                                       1,100
---------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV    SPONSORED ADR L     02364W-10-5           132,272   SH           SOLE          132,272
                                SHRS                             150                                                           -
---------------------------------------------------------------------------------------------------------------------------------
APPLE INC                        COM           037833-10-0             6,568   SH           SOLE            6,059
                                                               2,660                                                         509
---------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA                   COM           053015-10-3            12,174   SH           SOLE           11,214
PROCESSING IN                                                    658                                                         960
---------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                  COM           071813-10-9            35,995   SH           SOLE           33,895
                                                               1,781                                                       2,100
---------------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO            COM           075887-10-9            29,963   SH           SOLE           27,708
                                                               2,239                                                       2,255
---------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC          CL A           084670-10-8               2   SH           SOLE              200
DEL                                                              230                                                           -
---------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC        CL B NEW         084670-70-2            84,855   SH           SOLE           79,210
DEL                                                            6,474                                                       5,645
---------------------------------------------------------------------------------------------------------------------------------
BHP BILLITON PLC            SPONSORED ADR      05545E-20-9            13,100   SH           SOLE           11,940
                                                                 926                                                       1,160
---------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO          COM           110122-10-8            78,330   SH           SOLE           77,530
                                                               2,760                                                         800
---------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN  INC               CL B           115637-20-9             4,589   SH           SOLE            4,189
                                                                 369                                                         400
---------------------------------------------------------------------------------------------------------------------------------
BARD C R INC                     COM           067383-10-9            10,005   SH           SOLE            9,190
                                                                 855                                                         815
---------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATL RY CO              COM           136375-10-2             3,145   SH           SOLE            3,145
                                                                 247                                                           -
---------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW                 COM           166764-10-0            26,541   SH           SOLE           25,704
                                                               2,824                                                         837
---------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                    COM           17275R-10-2            97,762   SH           SOLE           89,600
                                                               1,768                                                       8,162
---------------------------------------------------------------------------------------------------------------------------------
CLOROX CO DEL                    COM           189054-10-9            29,830   SH           SOLE           28,175
                                                               1,985                                                       1,655
---------------------------------------------------------------------------------------------------------------------------------
COACH INC                        COM           189754-10-4             9,430   SH           SOLE            8,555
                                                                 576                                                         875
---------------------------------------------------------------------------------------------------------------------------------
COCA COLA   CO                   COM           191216-10-0            39,953   SH           SOLE           37,178
                                                               2,796                                                       2,775
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP           COM           205363-10-4            18,690   SH           SOLE              690
                                                                 443                                                      18,000
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE CORP             COM NON VTG       278265-10-3            18,405   SH           SOLE           16,910
                                                                 435                                                       1,495
---------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO                  COM           291011-10-4            59,663   SH           SOLE           56,368
                                                               2,780                                                       3,295
---------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC              COM           302182-10-0            44,782   SH           SOLE           40,262
                                                               2,001                                                       4,520
---------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                 COM           30231G-10-2            35,678   SH           SOLE           33,253
                                                               3,024                                                       2,425
---------------------------------------------------------------------------------------------------------------------------------
FASTENAL CO                      COM           311900-10-4            14,178   SH           SOLE           13,413
                                                                 618                                                         765
---------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW                   COM           343412-10-2            20,677   SH           SOLE           19,577
                                                               1,039                                                       1,100
---------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS CORP            COM           369550-10-8            17,535   SH           SOLE           16,215
                                                               1,164                                                       1,320
---------------------------------------------------------------------------------------------------------------------------------
GENUINE PARTS CO                 COM           372460-10-5             9,461   SH           SOLE            8,746
                                                                 579                                                         715
---------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC              COM           375558-10-3            24,790   SH           SOLE           22,845
                                                               1,015                                                       1,945
---------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                      CL A           38259P-50-8             3,346   SH           SOLE            3,118
                                                               2,161                                                         228
---------------------------------------------------------------------------------------------------------------------------------
HORMEL FOODS CORP                COM           440452-10-0            11,547   SH           SOLE           10,557
                                                                 338                                                         990
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS           COM           459200-10-1             2,113   SH           SOLE            2,073
MACHS                                                            388                                                          40
---------------------------------------------------------------------------------------------------------------------------------
INFOSYS LTD                 SPONSORED ADR      456788-10-8             7,130   SH           SOLE            6,620
                                                                 366                                                         510
---------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                COM           478160-10-4            54,891   SH           SOLE           51,431
                                                               3,600                                                       3,460
---------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP              COM           494368-10-3            34,365   SH           SOLE           31,830
                                                               2,528                                                       2,535
---------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                   COM           580135-10-1             2,939   SH           SOLE            2,939
                                                                 295                                                           -
---------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                    COM           585055-10-6            30,670   SH           SOLE           27,490
                                                               1,173                                                       3,180
---------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                   COM           594918-10-4           130,028   SH           SOLE          121,228
                                                               3,376                                                       8,800
---------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP              COM           651639-10-6            73,522   SH           SOLE           72,772
                                                               4,412                                                         750
---------------------------------------------------------------------------------------------------------------------------------
PATTERSON COMPANIES INC          COM           703395-10-3            21,049   SH           SOLE           19,964
                                                                 621                                                       1,085
---------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                      COM           704326-10-7           107,810   SH           SOLE          100,995
                                                               3,246                                                       6,815
---------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                      COM           713448-10-8            57,989   SH           SOLE           54,394
                                                               3,848                                                       3,595
---------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS INTL INC           COM           718172-10-9            44,225   SH           SOLE           43,825
                                                               3,471                                                         400
---------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO              COM           742718-10-9            47,423   SH           SOLE           43,993
                                                               3,164                                                       3,430
---------------------------------------------------------------------------------------------------------------------------------
STRYKER CORP                     COM           863667-10-1            30,645   SH           SOLE           28,595
                                                               1,523                                                       2,050
---------------------------------------------------------------------------------------------------------------------------------
SYSCO CORP                       COM           871829-10-7            62,940   SH           SOLE           59,050
                                                               1,846                                                       3,890
---------------------------------------------------------------------------------------------------------------------------------
PRICE T ROWE GROUP INC           COM           74144T-10-8            15,305   SH           SOLE           13,835
                                                                 872                                                       1,470
---------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW                  COM           872540-10-9            17,695   SH           SOLE           16,545
                                                               1,142                                                       1,150
---------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICE           CL B           911312-10-6            43,950   SH           SOLE           40,745
INC                                                            3,217                                                       3,205
---------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES              COM           913017-10-9            23,030   SH           SOLE           21,690
CORP                                                           1,683                                                       1,340
---------------------------------------------------------------------------------------------------------------------------------
VSE CORP                         COM           918284-10-0            22,695   SH           SOLE           22,695
                                                                 551                                                           -
---------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC              COM           931142-10-3            56,150   SH           SOLE           52,260
                                                               3,356                                                       3,890
---------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                      COM           931422-10-3            61,722   SH           SOLE           57,727
                                                               2,041                                                       3,995
---------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                    COM           959802-10-9            43,449   SH           SOLE           40,384
                                                                 793                                                       3,065
---------------------------------------------------------------------------------------------------------------------------------
WESTWOOD HLDGS GROUP INC         COM           961765-10-4            23,340   SH           SOLE           22,520
                                                                 853                                                         820
---------------------------------------------------------------------------------------------------------------------------------